Taxes - Summary of Reconciliation of Deferred Tax Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	$ (916)	$ (702)	$ 118
PRRT [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(487)	531	(814)
PRRT [member] | Production and growth assets [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(304)	1,206	(710)
PRRT [member] | Augmentation for current year [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(266)	(292)	(175)
PRRT [member] | Provisions [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	35	(372)	(12)
PRRT [member] | Other [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	48	(11)	83
Income Tax [Member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(429)	(1,233)	932
Income Tax [Member] | Property, plant and equipment [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(660)	(529)	292
Income Tax [Member] | Exploration and evaluation assets [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	35	38	14
Income Tax [Member] | Lease assets and liabilities [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	6	(20)	25
Income Tax [Member] | Provisions [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	62	(232)	151
Income Tax [Member] | PRRT assets and liabilities [Member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	251	(175)	236
Income Tax [Member] | Unused tax losses and tax credits [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	2	(221)	19
Income Tax [Member] | Assets held for sale [Member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(36)	(86)	205
Income Tax [Member] | Intangible assets [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	6	0	0
Income Tax [Member] | Derivatives [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	(109)	(21)	21
Income Tax [Member] | Other [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax (benefit)/expense	$ 14	$ 13	$ (31)